Capital Management	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at April 30, 2021, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a 1.0% Domestic Stability Buffer applicable to
D-SIBs.
Our capital position as at April 30, 2021 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures

(Canadian $ in millions, except as noted)	April 30, 2021	October 31, 2020
Common Equity Tier 1 (CET1) Capital	41,415	40,077
Tier 1 Capital	47,180	45,840
Total Capital	53,483	54,661
Risk-Weighted Assets	319,802	336,607
Leverage Exposures	926,323	953,640
CET 1 Capital Ratio	13.0%	11.9%
Tier 1 Capital Ratio	14.8%	13.6%
Total Capital Ratio	16.7%	16.2%
Leverage Ratio	5.1%	4.8%